RECOVERABLE TAXES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current	R$ 10,149.1	R$ 10,504.0
Current	3,623.5	3,582.3
Total	13,772.6	14,086.3
Exclusion of ICMS from PIS/COFINS [Member]
IfrsStatementLineItems [Line Items]
Non-current	7,118.1	6,790.1
Current	436.6	307.7
Piscofins [Member]
IfrsStatementLineItems [Line Items]
Non-current	28.3	148.1
Current	143.6	134.6
ICMS [Member]
IfrsStatementLineItems [Line Items]
Non-current	320.4	378.2
Current	407.3	359.9
Income Tax And Social Contributions Recoverable [Member]
IfrsStatementLineItems [Line Items]
Non-current	2,455.4	2,922.6
Current	2,480.8	2,582.1
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Non-current	226.9	265.0
Current	34.5	78.4
IPI [Member]
IfrsStatementLineItems [Line Items]
Current	R$ 120.7	R$ 119.6